                                                                               .
                                                                               .
                                                                               .

                                            UNITED STATES
                                 SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                             FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                        INVESTMENT COMPANIES

                            Investment Company Act file number 811-10415
                                                               ---------

                             Lazard Alternative Strategies Fund, L.L.C.
----------------------------------------------------------------------------------------------------
                         (Exact name of registrant as specified in charter)

                                        30 Rockefeller Plaza
                                         New York, NY 10112
----------------------------------------------------------------------------------------------------
                         (Address of principal executive offices) (Zip code)

                                           Mr. Brian Simon
                                        30 Rockefeller Plaza
                                         New York, NY 10112
----------------------------------------------------------------------------------------------------
                               (Name and address of agent for service)

                  Registrant's telephone number, including area code: 212-632-1584
                                                                      ------------

                                  Date of fiscal year end: March 31
                                                           --------

                            Date of reporting period: September 30, 2010
                                                      ------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Lazard Alternative Strategies Fund, LLC

(a Delaware Limited Liability Company)
----------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS
For the Six Months Ended September 30, 2010 (Unaudited)

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

(A DELAWARE LIMITED LIABILITY COMPANY)
----------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

   Management Commentary                                                                           1

   Schedule of Investments                                                                         4

   Statement of Assets, Liabilities and Members' Capital - Net Assets                              6

   Statement of Operations                                                                         7

   Statements of Changes in Members' Capital - Net Assets                                          8

   Statement of Cash Flows                                                                         9

   Notes to Financial Statements                                                                  10

   Additional Information                                                                         19

(LAZARD LOGO)

----------------------------------------------------------------------------------------------------

November 2010

Dear Investor,

LAZARD  ALTERNATIVE  STRATEGIES  FUND, LLC (the  "Company")  posted a 1.2% return over the six month period ended  September 30, 2010.  Since  inception on September 1, 2001,  the Company has posted an annualized return of 5.4%, net of all fees.

---------------------------------------------------------------------------------------------------
                                                               APRIL 1, 2010 TO    ANNUALIZED SINCE
                                                             SEPTEMBER 30, 2010   SEPTEMBER 1, 2001
---------------------------------------------------------------------------------------------------
                                                                 RATE OF RETURN      RATE OF RETURN
---------------------------------------------------------------------------------------------------
LAZARD ALTERNATIVE STRATEGIES FUND, LLC(1)                                 1.2%                5.4%
---------------------------------------------------------------------------------------------------

INVESTMENT BY STRATEGY(2)

                                  (PIE CHART)

Event Driven                     13.55%
Long/Short                       20.79%
Relative Value                   39.53%
Tactical Trading                 17.26%
Other Assets, less Liabilities    8.87%

During the second  quarter of 2010,  we argued that the  difficulty  in  predicting  the timing of a return to "normal" market conditions  supported continued  allocations across relative value, global macro and  systematic  trading  strategies.  In fact,  these  allocations  generated the bulk of our returns over the third  quarter.  The  "risk-on/risk-off"  market  dynamic made  security  selection strategies difficult.

The third  quarter of 2010 was a rather  unusual  one.  It began with a relief  rally when  economic indicators showed the macroeconomic  picture was perhaps not as bad as the markets had feared during the previous  quarter.  This trend  accelerated  with the release of second quarter earnings showing better than  expected  profitability  - even though it was conceded that growth was coming from cost containment  rather than rising revenues.  We believed the markets had again embraced risk and fear.
But despite  European  sovereign  credit issues  resurfacing in August, a display of impressive risk appetite in July and doubly so in September had

----------------
(1)  Returns  are final  and are  reported  net of fees,  including  any  Incentive  Allocation  and represent  past  performance.  Total  return  is  calculated  for the  members  as a whole.  An individual  member's  return may vary from these  returns based on  management  fee,  Incentive
     Allocation and the timing of capital contributions. Total return is unaudited. Past performance is not a reliable indicator of future results.

(2)  As of September 30, 2010. Allocations subject to change.

(LAZARD LOGO)

----------------------------------------------------------------------------------------------------

equities,  credit,  and emerging  markets assets all seeing  substantial  demand.  Even with markets signaling  a more  benign  outlook  for global  growth,  most  economic  statistics  showed a marked deceleration in the recovery.

World  equity  markets were down for the 6-month  period with a few  exceptions.  U.S.  markets fell moderately with the S&P losing -1.4% and the Nasdaq yielding  -0.7%.  European  markets did not fare better with the FTSE and CAC indices  falling  -0.5% and -3.65%  respectively.  The DAX reversed the trend,  squeaking out a positive 1.2% return for the period.  Japan led developed markets in losses, with an impressive  -14.5%  decline.  BRIC  countries  were mixed with Brazil,  Russia and China all negative while India gained an noteworthy 15.6%.

Commodities, for the most part, were very strong. Pork bellies and sugar were the positive outliers, returning 82% and 64% respectively. Most grains and softs had double-digit returns with wheat, corn, cotton and coffee  returning  more than 30% each.  Energy  failed to  participate  in the rally with heating oil, natural gas, and crude oil all down for the period.

The U.S. Treasury yield curve fell across all points.  The yields farthest out on the curve fell the most, ranging from -128 bps to -102 bps between 5 year and 30 year yields.

The  Company's  portfolio  continues to be balanced with  opportunities  for both trading as well as security  selection  alpha  and  relatively  little  embedded  market  beta.  We have  made  several allocations  to both security  selection  strategies  as well as managers with  expertise in options trading and  positioning  as we pursue our objectives of alpha  generation  and a low-cost  positive convexity profile.

As always, please do not hesitate to call us with any questions or comments.

Sincerely,


/s/ Kit Boyatt                      /s/ Christian Frei                  /s/ Chris Heasman

Kit Boyatt                          Christian Frei                      Chris Heasman
Director                            Director                            Director
Lazard Asset Management LLC         Lazard Asset Management LLC         Lazard Asset Management LLC

This  commentary  is for  information  purposes  only and does not  constitute  an offer to sell any interests  of the  Company.  Offers of  interests  of the Company  will be made solely by means of a
Confidential Memorandum.

The  performance  data of the indices and other market data have been prepared from sources and data that the Company's  investment manager (the "Investment  Manager")  believes to be reliable,  but no representation is made as to their accuracy. These indices are unmanaged,  have no fees or costs and are not available for investment.

The views of the Investment  Manager and the allocations to Portfolio  Funds,  strategies and styles described in this report are as of September 30, 2010. These views and other information,  including allocations, may have changed subsequent to this date. All capitalized but undefined terms will have the meanings ascribed to them in the accompanying Notes to Financial Statements.

An investment in any alternative investment is speculative,  involves a high degree of risk, and may lose value. Privately offered investment vehicles are unregistered private investment funds or pools that invest and trade in many different markets,  strategies, and instruments.  Such funds generally are not  subject  to  regulatory  restrictions  or  oversight.  Opportunities  for  redemptions  and transferability of interests in these funds are restricted.  The fees imposed,  including management and incentive fees/allocations and expenses, may offset trading profits. Investors should not invest in any fund unless they are prepared to lose all or a substantial  portion of their investment.  The views and opinions  expressed  are  provided for general  information  only,  and do not  constitute specific tax, legal, or investment advice to, or  recommendations  for, any person.  There can be no guarantee  as to the  accuracy of the outlooks  for  markets,  sectors and other  matters  discussed herein.

The  performance  of the  Company  is  largely  dependent  on the  talents  and  efforts  of certain individuals.  There can be no assurance  that these  investment  professionals  will  continue to be associated with Lazard Asset  Management LLC ("LAM") or Lazard  Alternatives,  LLC (the  "Investment
Manager") and the failure to retain such  investment  professionals  could have an adverse effect on the Company.

The  Company is subject to a number of actual and  potential  conflicts  of interest  involving  the
Investment Manager and its affiliates, including LAM ("Affiliates").  The Investment Manager and its
Affiliates provide investment management services to other investors whose investment objectives may be similar to, or different from, the investment  objective of the Company.  The Managers,  members, officers and employees of the Company, the Investment Manager and its Affiliates may buy and sell

(LAZARD LOGO)

----------------------------------------------------------------------------------------------------

securities  for their own  account  or for the  account  of  others.  The  Investment  Manager or an
Affiliate may receive an Incentive  Allocation  and such a  compensation  arrangement  may create an incentive to make investments that are riskier or more speculative than would be the case if such an arrangement were not in effect.

The portfolio funds selected by the portfolio  management team (the "Portfolio Funds") may invest in securities  of non-U.S.  companies  and which trade on non-U.S.  exchanges.  These  investments  are denominated or traded in currencies  other than U.S.  dollars  involve  certain  considerations  not typically  associated with investments in U.S.  issuers or securities  denominated or traded in U.S.
dollars.  There may be less publicly available  information about issuers in non-U.S.  countries that may not be subject to uniform accounting,  auditing and financial reporting standards and other disclosure requirements comparable to those applicable to U.S. issuers.

The Portfolio  Funds  selected by the portfolio  management  team will invest in and actively  trade securities and other financial  instruments using a variety of strategies and investment  techniques
(including  but not limited  to,  arbitrage  investing,  investing  in  distressed  and  convertible securities,  short  selling and utilizing  leverage)  with  significant  risk  characteristics.  The
Portfolio  Funds  invest  wholly  independently  of one another  and may at times hold  economically offsetting  positions or cause the Company to be  concentrated.  Investment  management fees and the
Incentive  Allocation  are  charged to the Company or members by both the  Investment  Manager or an
Affiliate as well as the Managers of the Portfolio Funds.

(C) Lazard Asset Management LLC, 2010

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2010 (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                          PERCENTAGE
                                                                              OF
                                                                           MEMBERS'
                                                               COST        CAPITAL     FAIR VALUE
                                                            -----------   ----------   -----------
INVESTMENTS IN PORTFOLIO FUNDS (91.13%) #
EVENT DRIVEN (13.55%)
Farallon Capital Partners, L.P.**                           $        --      1.78%     $ 1,995,577
Litespeed Partners, L.P.                                      2,400,000      4.11%       4,610,645
Numen Credit Opportunities Fund Inc.                          2,300,000      2.18%       2,440,759
Ravenscourt Multi-Strategy Credit Fund, Ltd.                  2,200,000      2.00%       2,239,595
Spinnaker Global Strategic Redemption Pool Ltd.**               252,691      0.32%         353,886
Sunbeam Opportunities Fund LLC                                3,500,000      3.16%       3,546,711
                                                            -----------                -----------
                                                             10,652,691                 15,187,173
                                                            -----------                -----------
LONG/SHORT (20.79%)
Arrowgrass Equity Focus L.P.                                  2,300,000      2.06%       2,313,225
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.**       238,921      0.29%         330,452
Jetstream Global Fund, L.P.                                          --      4.06%       4,547,519
Lakewood Capital Partners, L.P.                               2,300,000      2.16%       2,423,150
Libra Europe Fund, Ltd.                                       2,300,000      1.95%       2,179,859
Permian Fund, L.P.                                            3,100,000      2.70%       3,022,971
PF Moore, Ltd.                                                2,500,000      2.21%       2,480,803
The Iridian Opportunity Fund, L.P.                            3,700,000      3.40%       3,804,937
Tourmalet Partners Fund, L.P.                                 2,300,000      1.96%       2,192,894
                                                            -----------                -----------
                                                             18,738,921                 23,295,810
                                                            -----------                -----------
RELATIVE VALUE (39.53%)
Arrowgrass US Fund L.P.                                       4,500,000      4.07%       4,560,712
Blue Mountain Credit Alternatives Fund L.P.**                 2,929,991      3.56%       3,988,216
Blue Mountain Equity Alternatives Fund L.P.**                 1,070,400      1.52%       1,699,502
CRC Credit Fund, Ltd.**                                       4,112,777      6.66%       7,464,139
Ionic Capital LLC                                             3,600,000      3.74%       4,188,161
Nisswa Fixed Income Fund L.P.                                 3,000,000      4.43%       4,963,513
Osmium Special Situations Onshore Fund, Ltd.                  3,750,000      3.84%       4,303,145
Pelagus Capital Fund, L.P.                                    2,300,000      2.12%       2,382,173
QFR Victoria Fund, Ltd.                                       1,351,469      5.51%       6,181,000
Victoria SPV**                                                    2,389      0.00%##         2,870

                           See Accompanying Notes to Financial Statements


                                                  4

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2010 (UNAUDITED) (CONCLUDED)
----------------------------------------------------------------------------------------------------

                                                                          PERCENTAGE
                                                                              OF
                                                                           MEMBERS'
                                                               COST         CAPITAL     FAIR VALUE
                                                            -----------   ----------   ------------
INVESTMENTS IN PORTFOLIO FUNDS (91.13%)# (CONCLUDED)
RELATIVE VALUE (39.53%) (CONCLUDED)
WAF Fund, L.P.                                              $ 3,100,000      4.08%     $  4,575,248
                                                            -----------                ------------
                                                             29,717,026                  44,308,679
                                                            -----------                ------------
TACTICAL TRADING (17.26%)
Bear Stearns Structured Risk Partners Fund, L.P.**            1,623,769      0.13%          142,137
CCP Quantitative Fund L.P.                                    1,100,000      1.02%        1,136,861
Diamondback Partners, L.P.*                                   1,400,000      3.71%        4,159,157
GLC Diversified Fund, Ltd.                                    1,100,000      0.85%          951,322
Rubicon Global Partners, L.P.                                 3,000,000      4.53%        5,081,983
The Blenheim Fund, L.P.                                       2,800,000      4.92%        5,517,614
The Keynes Leveraged Quantitative Strategies Fund             1,100,000      1.05%        1,177,460
Welton Capital Markets Fund LLC                               1,100,000      1.05%        1,177,286
                                                            -----------                ------------
                                                             13,223,769                  19,343,820
                                                            -----------                ------------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS                        $72,332,407                 102,135,482
                                                            ===========
OTHER ASSETS, LESS LIABILITIES (8.87%)                                                    9,946,013
                                                                                       ------------
MEMBERS' CAPITAL - NET ASSETS (100.00%)                                                $112,081,495
                                                                                       ============

#    Non-income producing security.

##   Less than 0.005% of members' capital.

*    Fair valued by Investment Adviser (Note 2).

**   Portfolio Fund has suspended or gated redemptions, or represents a restricted investment.

                           See Accompanying Notes to Financial Statements


                                                  5

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2010
                                                                                  ------------------
ASSETS

Investments at fair value (cost $72,332,407)                                       $    102,135,482
Cash                                                                                      2,603,137
Redemption receivable from Portfolio Funds                                               12,896,873
                                                                                   ----------------

   TOTAL ASSETS                                                                         117,635,492
                                                                                   ----------------
LIABILITIES

Redemptions payable from contributing members' accounts                                   4,769,293
Redemption payable from Special Member account                                                2,646
Contributions received in advance                                                           275,000
Management fee payable                                                                      281,031
Professional fees payable                                                                   151,652
Board of Managers' fees payable                                                              28,750
Other accrued expenses                                                                       45,625
                                                                                   ----------------

   TOTAL LIABILITIES                                                                      5,553,997
                                                                                   ----------------

   NET ASSETS                                                                      $    112,081,495
                                                                                   ================

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions (net)                                                        $     62,172,518
Accumulated net investment loss                                                         (13,297,050)
Accumulated net realized gains                                                           33,402,952
Accumulated net unrealized appreciation on investments                                   29,803,075
                                                                                   ----------------

MEMBERS' CAPITAL - NET ASSETS                                                      $    112,081,495
                                                                                   ================

                           See Accompanying Notes to Financial Statements


                                                  6

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

STATEMENT OF OPERATIONS (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                 FOR THE SIX MONTHS
                                                                                       ENDED
                                                                                 SEPTEMBER 30, 2010
                                                                                 ------------------
EXPENSES

  Management fee                                                                   $     582,499
  Professional fees                                                                      129,695
  Accounting and administration fees                                                      84,264
  Board of Managers' fees                                                                 51,250
  Custodian fees                                                                           8,105
  Miscellaneous                                                                           36,157
                                                                                   -------------

    TOTAL EXPENSES                                                                       891,970
                                                                                   -------------

    NET INVESTMENT LOSS                                                                 (891,970)
                                                                                   -------------

NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
  Net realized gain from investments                                                   7,043,056
  Net change in unrealized appreciation on investments                                (4,699,817)
                                                                                   -------------

    NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS                               2,343,239
                                                                                   -------------

    NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                     $   1,451,269
                                                                                   =============

                           See Accompanying Notes to Financial Statements

                                                  7

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) AND THE YEAR ENDED MARCH 31, 2010
----------------------------------------------------------------------------------------------------

                                                            CONTRIBUTING   SPECIAL
                                                               MEMBERS      MEMBER       TOTAL
                                                            ------------   --------   ------------
MEMBERS' CAPITAL - NET ASSETS AT MARCH 31, 2009             $107,033,694   $  1,427   $107,035,121

Capital contributions                                         15,282,593         --     15,282,593
Capital redemptions                                          (17,902,624)   (73,686)   (17,976,310)
Net investment loss                                           (1,675,316)        --     (1,675,316)
Net realized loss from investments                              (567,668)        --       (567,668)
Net change in unrealized appreciation on investments          13,449,156         --     13,449,156
Actual Incentive Allocation from January 1, 2009 to
    December 31, 2009                                            (73,686)    73,686             --
Reverse accrued Incentive Allocation from January 1, 2009
   to March 31, 2009                                               1,427     (1,427)            --
Accrued Incentive Allocation from January 1, 2010 to
    March 31, 2010                                               (47,195)    47,195             --
                                                            ------------   --------   ------------

MEMBERS' CAPITAL - NET ASSETS AT MARCH 31, 2010             $115,500,381   $ 47,195   $115,547,576
                                                            ============   ========   ============

Capital contributions                                          6,135,980         --      6,135,980
Capital redemptions                                          (11,050,684)    (2,646)   (11,053,330)
Net investment loss                                             (891,970)        --       (891,970)
Net realized gain from investments                             7,043,056         --      7,043,056
Net change in unrealized depreciation on investments          (4,699,817)        --     (4,699,817)
Actual accrued Incentive Allocation from April 1, 2010 to
    September 30, 2010                                            (2,646)     2,646             --
Accrued Incentive Allocation from April 1, 2010 to
    September 30, 2010                                          (116,323)   116,323             --
                                                            ------------   --------   ------------

MEMBERS' CAPITAL - NET ASSETS AT SEPTEMBER 30, 2010         $111,917,977   $163,518   $112,081,495
                                                            ============   ========   ============

                           See Accompanying Notes to Financial Statements


                                                  8

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

STATEMENT OF CASH FLOWS (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                FOR THE SIX MONTHS
                                                                                      ENDED
                                                                                SEPTEMBER 30, 2010
                                                                                ------------------
CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase in members' capital resulting from operations                       $     1,451,269
  Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:
    Purchases of Portfolio Funds                                                     (11,600,007)
    Proceeds from redemption of Portfolio Funds                                       14,671,788
    Net realized gain from investments                                                (7,043,056)
    Net change in unrealized appreciation on investments                               4,699,817
    Increase in management fee payable                                                       521
    Increase in professional fees payable                                                 45,636
    Increase in Board of Managers' fees payable                                            2,250
    Increase in other accrued expenses                                                    12,517
                                                                                 ---------------

    Net cash provided by operating activities                                          2,240,735
                                                                                 ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:

    Capital contributions, net of change in contributions received in advance          5,302,980
    Capital redemptions, net of change in redemptions payable                         (8,227,288)
                                                                                 ---------------

    Net cash used in financing activities                                             (2,924,308)
                                                                                 ---------------

Net decrease in cash                                                                    (683,573)
Cash at beginning of period                                                            3,286,710
                                                                                 ---------------
Cash at end of period                                                            $     2,603,137
                                                                                 ===============

                           See Accompanying Notes to Financial Statements


                                                  9

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010  (UNAUDITED)
----------------------------------------------------------------------------------------------------

1.   ORGANIZATION

     Lazard  Alternative  Strategies  Fund, LLC (the "Company") was organized as a Delaware  limited liability  company on May 31, 2001. The Company is registered under the Investment  Company Act of 1940, as amended (the "1940 Act"), as a closed-end,  non-diversified,  management investment company. The investment objective of the Company is to achieve long-term capital  appreciation.
     The Company seeks to achieve its investment  objective  through the allocation of capital among selected  alternative  asset  managers  (the  "Portfolio  Managers")  or the funds they operate
     ("Portfolio  Funds").  The Company  primarily invests in Portfolio Funds which are unregistered funds.  Lazard  Alternatives,  LLC, a subsidiary  of Lazard  Asset  Management  LLC ("LAM"),  a
     Delaware limited  liability  company,  serves as the Company's  investment  adviser and manager
     (herein  referred  to as the  "Investment  Adviser"  or "Lazard  Alternatives")  pursuant to an investment  advisory  agreement  under which it directs the  Company's  investment  program and pursuant  to a  management  agreement  under which it provides  management  and  administration services to the Company. Lazard Alternative Strategies Holdings, LLC (the "Special Member"), an
     affiliate of the Investment  Adviser,  holds a non-voting special member interest (the "Special
     Member Account") in the Company for the purpose of receiving the Incentive  Allocation.  Lazard
     Alternatives is responsible for the day-to-day  management of the Company.  Responsibility  for the oversight of the Company's  business and affairs is vested in the  individuals who serve as the members of the Board of Managers of the Company (the "Board").

2.   SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in accordance with accounting  principles generally accepted in the United States of America  ("GAAP") and are expressed in United States  dollars.
     The following is a summary of significant  accounting and reporting  policies used in preparing the financial statements.

     A. NET ASSET VALUATION

     The net asset  value of the  Company  is  determined  as of the close of  business  on the last business  day of each  month.  The Company  values  interests  in  Portfolio  Funds,  valued at
     $102,135,482 (91.13% of members' capital) as of September 30, 2010, at fair value in accordance with procedures  established by the Board, which ordinarily will be the value determined by the
     Portfolio Managers in accordance with the policies  established by the relevant Portfolio Fund.
     Investments in Portfolio Funds are subject to the terms of the respective  limited  partnership agreements,  limited liability  company  agreements and offering  memoranda.  Valuations of the
     Portfolio  Funds may be subject to estimates  and are net of management  and  performance-based incentive  fees or  allocations  payable to the  Portfolio  Funds as required by the  Portfolio
     Funds' offering documents.

     If the Investment  Adviser determines that the most recent value reported by the Portfolio Fund does not represent  fair value or if the Portfolio Fund fails to report a value to the Company, a fair  value  determination  is made under  procedures  established  by and under the  general supervision


                                                 10

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. NET ASSET VALUATION (CONTINUED)

     of the Board.  As of September  30, 2010,  certain  Portfolio  Funds have assets  maintained by certain Lehman Brothers, Inc. entities ("Lehman"), or have engaged in certain transactions with such Lehman entities.  As a result of bankruptcy,  administration or similar  proceedings being commenced  by Lehman,  these  Portfolio  Funds may not be able to recover all or any portion of those assets with respect to those transactions.  As a result, certain Portfolio Funds have, in their judgment,  made corresponding  adjustments to their valuations to take this into account.
     In addition,  the Investment  Adviser has adjusted the fair value of one  particular  Portfolio
     Fund, in accordance  with the Company's  valuation  procedures,  and in  consultation  with the
     Board,  based on  information  provided by the Portfolio Fund or obtained from sources that the
     Investment  Adviser  believes to be  reliable.  These  adjustments  have been  reflected in the
     Company's  financial  statements.  As of September  30, 2010,  there was  $4,159,157  (3.71% of members'  capital) of  investments  in Portfolio  Funds which was fair valued by the Investment
     Adviser. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a readily available market for the securities existed, and the differences could be material.

     FAIR VALUE MEASUREMENT:  In accordance with GAAP, the Company applies fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require  additional  disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques  used to develop the  measurements  of fair value,  and a  discussion  in changes in valuation  techniques and related inputs during the period.  These inputs are summarized in the three broad levels that follow.

     Level 1 - Quoted prices are available in active  markets for  identical  investments  as of the reporting date. The Company does not adjust the quoted price for these investments.

     Level 2 - Pricing  inputs  are other than  quoted  prices in active  markets,  which are either directly or  indirectly  observable  as of the  reporting  date,  and fair value is  determined through the use of models or other valuation methodologies (including fair value of investments in Portfolio Funds with the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date).

     Level 3 - Pricing inputs are unobservable for the investment and include situations where there is little,  if any, market activity for the investment  (including fair value of investments in
     Portfolio Funds that do not have the ability to redeem at net asset value within ninety days of the measurement date).

     The inputs or methodology used for valuing  securities are not necessarily an indication of the risk  associated  with investing in those  securities.  The Company  classifies its investments based on the lowest level of input that is significant to the fair value measurement.


                                                 11
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

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. NET ASSET VALUATION (CONTINUED)

     The Company  recognizes  transfers into and out of the levels indicated above at the end of the reporting period. The transfer into Level 3 noted in the  reconciliation  table below is due to two  Portfolio  Funds that invoked gates during the six months ended  September  30, 2010.

     The following  tables  summarize the valuation of the Company's  investments and the fair value hierarchy levels as of September 30, 2010:

----------------------------------------------------------------------------------------------------
                                       TOTAL FAIR VALUE AT
DESCRIPTION                             SEPTEMBER 30, 2010   LEVEL 1      LEVEL 2         LEVEL 3
----------------------------------------------------------------------------------------------------
Investments in Portfolio Funds
    Event Driven                       $        15,187,173   $    --   $  12,837,710   $   2,349,463
    Long/Short                                  23,295,810        --      22,965,358         330,452
    Relative Value                              44,308,679        --      31,153,952      13,154,727
    Tactical Trading                            19,343,820        --      15,042,526       4,301,294
----------------------------------------------------------------------------------------------------
Total Investments in Portfolio Funds   $       102,135,482   $    --   $  81,999,546   $  20,135,936
----------------------------------------------------------------------------------------------------

     The changes in investments  measured at fair value for which the Company used Level 3 inputs to determine fair values (including fair values of investments in Portfolio Funds that do not have the ability to redeem at net asset value  within  ninety days of the  measurement  date) are as follows:

                                             CHANGE IN
                                             UNREALIZED                       TRANSFERS IN
             BALANCE AS OF REALIZED GAIN / APPRECIATION /  NET PURCHASES /  AND/OR (OUT) OF    BALANCE AS OF
DESCRIPTION MARCH 31, 2010     (LOSS)       DEPRECIATION       (SALES)          LEVEL 3     SEPTEMBER 30, 2010
--------------------------------------------------------------------------------------------------------------
Event
  Driven       $ 2,782,683        $256,889      $(220,127)       $(469,982)      $       --     $ 2,349,463
Long/Short         354,788              --        (24,336)              --               --         330,452
Relative
  Value          7,363,130              --        491,102         (387,223)       5,687,718      13,154,727
Tactical
  Trading        4,398,764              --         31,047         (128,517)              --       4,301,294
--------------------------------------------------------------------------------------------------------------
Total          $14,899,365        $256,889      $ 277,686        $(985,722)      $5,687,718     $20,135,936
--------------------------------------------------------------------------------------------------------------

     Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September
     30, 2010 is $352,888.

     The following is a summary of the investment strategies,  their liquidity and redemption notice periods and any restrictions on the liquidity  provisions of the investments in Portfolio Funds held in the  Company as of  September  30,  2010.  Portfolio  Funds with no current  redemption restrictions  may be subject to future  gates,  lock-up  provisions or other  restrictions,  in accordance with their offering documents. The Company had no unfunded capital commitments as of
     September 30, 2010.  For Portfolio  Funds with gates or suspended  redemptions,  the Investment
     Adviser cannot estimate when the gate will be lifted or the suspension removed.

     The  investments  in side pockets were  entered  into at various  times since  inception of the
     Company.  One  investment  in  a  side  pocket  through  an  investment  in a  Portfolio  Fund, representing 1.78% of members' capital, was entered into in 2001. A second investment in a


                                                 12
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

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
-----------------------------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. NET ASSET VALUATION (CONTINUED)

     side  pocket  through an  investment  in a  Portfolio  Fund,  representing  less than 0.005% of members'  capital,  was entered into in 2009. A third  investment  in a side pocket  through an investment in a Portfolio Fund,  representing  0.30% of members'  capital,  was entered into in
     2010.

     The  Portfolio  Funds in the  event  driven  strategy  rely on the  anticipated  occurrence  of particular corporate events, such as mergers and acquisitions or bankruptcy.  The profitability of these  investments  depends  on the  timely  conclusion  of the  anticipated  event  and the realization of expected  valuations.  Because investments are  situation-specific,  returns are relatively  unaffected  by the  movements  of  markets,  although  supply of  opportunities  in particular  styles may be impacted by market  conditions.  Strategy  styles falling within this style include distressed securities, merger arbitrage and special situations such as spin-offs, restructurings and recapitalizations.  The Portfolio Funds within this strategy have monthly to annual liquidity, and are generally subject to a 45 to 120 day notice period. For one Portfolio
     Fund in this strategy,  representing  approximately  1.78% of members' capital,  the Company is invested  in a  side-pocket  which is not  currently  redeemable.  One  Portfolio  Fund in this strategy,  representing  0.32% of members'  capital has  suspended  redemptions.  The remaining
     Portfolio  Funds in this strategy can be redeemed with no  restrictions  as of the  measurement date.

     The  Portfolio  Funds in the  long/short  strategy  combine  long  positions  in a portfolio of securities  with short  positions in other  securities in order to reduce,  but not  eliminate, exposure to price levels in the market. The long/short  strategy aims at seizing  opportunities in both  rising  and  falling  markets.  The  strategy  covers a wide  range of risk and return combinations. The returns from this strategy, while driven primarily by security selection, are often more highly  correlated with benchmark  indices than other hedge fund strategies due to a bias toward net exposure practiced by most portfolio  managers.  This strategy is predominantly used in equity  markets  and  typically  involves  some level of  leverage  applied to the long portfolio.  Futures and options on equity  indices can be used to establish  short exposure and manage risk. Strategy styles included in this category are long/short  equities,  short-selling only and stock  picking.  The  Portfolio  Funds within this  strategy have monthly to quarterly liquidity, and are generally subject to a 30 to 60 day notice period. For one Portfolio Fund in this strategy, representing approximately 0.30% of members' capital, the Company is invested in a side-pocket and is not currently  redeemable.  The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

     Relative value Portfolio Managers seek to exploit disparities in pricing  relationships between instruments with similar pricing  characteristics.  Quantitative  security selection techniques are often used to identify and capture profits from securities the Portfolio  Managers  believe are over or under valued and to reduce risk by balancing long and short market  exposures.  The residual  risk  created by this  process is a spread  position  whose  management  requires  an understanding of


                                                 13
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

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
-----------------------------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. NET ASSET VALUATION (CONTINUED)

     the factors determining the spread. The relative value strategy is not dependent on the general direction of market movements,  and often involves  arbitrage  techniques.  The returns tend to have low correlations  relative to benchmark  indices.  Several strategies are included in this style: fixed-income arbitrage,  convertible bond arbitrage,  statistical arbitrage,  volatility arbitrage and equity market neutral  investing.  The Portfolio  Funds within this strategy have monthly to quarterly  liquidity,  and are  generally  subject to a 45 to 90 day notice  period.
     Three Portfolio Funds in this strategy, representing 11.74% of members' capital, are subject to gate  provisions.  For one Portfolio  Fund in this strategy,  representing  less than 0.005% of members'  capital,  the Company is invested in a side-pocket that is not currently  redeemable.
     The remaining  Portfolio  Funds in this strategy can be redeemed with no restrictions as of the measurement date.

     The tactical  trading  strategy  speculates  on the  direction  of prices of  equities,  bonds, currencies and commodities in cash and derivatives.  The returns from this type of strategy can be  volatile  given the liberal use of  leverage,  often  enhanced  with  derivatives,  and the
     "outright" or un-hedged  nature of the positions.  The correlation of returns with  traditional benchmarks  tends to be low.  The tactical  trading  strategy  can be either  system-driven  or
     discretionary.    System-driven   portfolio   managers   deploy   trend-following   and   other
     computer-driven models based on technical analysis of price data, while discretionary portfolio managers rely more on fundamental analysis,  though technicals are not ignored. In either case, the Portfolio Managers' skill is in timing the entry and exit of their positions.  Global macro hedge funds and commodity trading advisors (CTAs) fall into this category.  The Portfolio Funds within this strategy have monthly to quarterly liquidity,  and are generally subject to a 15 to
     120 day notice  period.  One Portfolio Fund in this  strategy,  representing  0.13% of members'
     capital, is subject to a gate provision.  The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

     B. INVESTMENT INCOME AND EXPENSE

     Interest  income is recorded on an accrual basis.  The Portfolio Funds do not make regular cash distributions of income and gains and so are considered non-income producing securities.

     C. GAINS AND LOSSES

     A partial sale of a Portfolio Fund will first reduce the cost basis of the Portfolio Fund. Once the cost basis is depleted,  a gain will be realized on any proceeds  received in excess of the cost basis.  If a cost basis remains after all the proceeds have been received,  a loss will be realized in the amount of the remaining cost basis.


                                                 14

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
-----------------------------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D. COMPANY EXPENSES

     The Company will bear all expenses incurred in the business of the Company,  including, but not limited  to, the  following:  all costs and  expenses  related to  portfolio  transactions  and positions  for the  Company's  account;  legal fees;  accounting  and auditing  fees;  costs of insurance;  registration expenses; and expenses of meetings of the Board. The Company will also bear the management fee paid to the Investment Adviser.

     E. INCOME TAXES

     As the  Company  will be treated  as a  partnership  for  federal,  state and local  income tax purposes,  each member is individually  required to report income or loss on its own tax return based on its share of the Company's  taxable  income or loss.  Therefore,  no provision for the payment of federal,  state or local income  taxes has been made.  The Company may be subject to withholding taxes on certain  dividends.  The Company is subject to examination by U.S. federal tax  authorities  and various state tax  authorities  for the tax years ended December 31, 2006 through December 31, 2009.

     The Company follows the authoritative guidance for uncertainty in income taxes included in FASB
     Accounting  Standards  Codification  ("ASC")  740,  Income  Taxes,  as amended by ASU  2009-06,
     Implementation  Guidance on Accounting for Uncertainty in Taxes and Disclosures  Amendments for
     Nonpublic  Entities.  This guidance requires the Company to determine whether a tax position of the Company is more likely than not to be sustained upon  examination by the applicable  taxing authority,  including the resolution of any related appeals or litigation  processes,  based on the  technical  merits of the  position.  The tax benefit to be  recognized  is measured as the largest  amount of benefit that is greater than fifty  percent  likely of being  realized  upon ultimate  settlement,  which could result in the Company  recording a tax liability  that would reduce members' capital.

     The Company  reviews and  evaluates  tax positions in its major  jurisdictions  and  determines whether or not there are uncertain tax positions that require financial statement  recognition.
     Based on this review, the Company has determined the major tax jurisdictions  where the Company is organized and where the Company makes  investments;  however,  no reserves for uncertain tax positions  were required to have been recorded as a result of the adoption of such guidance for any of the Company's open tax years.  The Company's tax returns remain open for  examination by tax  authorities  for a period of three years from when they are filed.  As a result,  no other income tax liability or expense has been recorded in the accompanying financial statements. The
     Company recognizes tax related interest and penalties, if applicable,  as a component of income tax expense. For the six months ended September 30, 2010, no such amounts were recognized.


                                                 15

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F. CASH

     The Company treats all  non-interest  bearing accounts that mature within three months from the date of  purchase  as cash  equivalents.  At  September  30,  2010,  $2,228,137  was  held in a non-interest  bearing  account at PFPC Trust  Company and $375,000  was held in a  non-interest bearing account at PNC Bank.

     G. ESTIMATES

     The  preparation of financial  statements in conformity  with GAAP requires the Company to make estimates  and  assumptions  that affect the  reported  amounts of assets and  liabilities  and disclosure of contingent assets and liabilities at the date of the financial statements and the reported  amounts of increases and  decreases in members'  capital from  operations  during the reporting year. Actual results could differ from these estimates.

3.   MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY AND OTHER TRANSACTIONS

     Lazard  Alternatives  provides  certain  administration  and investor  services to the Company, including,  among  other  things,  providing  office  space and other  support  services to the
     Company,  preparing marketing and investor  communications,  maintaining and preserving certain records  of the  Company,  preparing  and  filing  various  materials  with  state and  federal regulators,  providing  certain legal and regulatory  advice in connection with  administrative functions and reviewing and arranging for payment of the Company's expenses.  As the Investment
     Adviser,  Lazard  Alternatives  is also  responsible  for  managing  the  Company's  assets and selecting  Portfolio  Funds.  In  consideration  for such  services,  the  Company  pays Lazard
     Alternatives a quarterly  management fee of 0.25% (1% on an annualized  basis) of the Company's net assets.

     Net profits or net losses of the Company for each  allocation  period are  allocated  among and credited to or debited against the capital  accounts of all members (but not the Special Member
     Account)  as of the  last  day of each  allocation  period  in  accordance  with  the  members'
     respective investment percentages for the allocation period.

     Generally at the end of each calendar year, an incentive  allocation of 10% of the profits,  if any, that have been credited to the capital account of a contributing  member during the period
     (an "Incentive  Allocation")  will be debited from the  contributing  member's  capital account
     (including  the  Investment  Adviser's  capital  account)  and  credited to the Special  Member
     Account;  provided,  however,  that  such  Incentive  Allocation  will only be  payable  if the percentage  increase in the contributing  member's capital account balance during such calendar
     year,  or  such  lesser  period   corresponding  to  such  contributing   member's  investment,
     attributable to the net profits  credited to the  contributing  member's capital account during such period  (before  deduction for Incentive  Allocation)  exceeds the hurdle rate. The hurdle rate is the


                                                 16

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010  (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------

3.   MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY AND OTHER TRANSACTIONS (CONTINUED)

     average of the month-end LIBOR rates (London  Interbank  Offered Rates for U.S. Dollar deposits with a three month term). The accrued  Incentive  Allocation for the six months ended September
     30, 2010 was $118,969.

     Each member of the Board  ("Manager")  who is not an  "interested  person" of the  Company,  as defined by the 1940 Act ("Independent Managers"), received an annual retainer of $10,000 plus a fee for each  meeting  attended.  Effective  July 1, 2010 each  Manager  who is an  Independent
     Manager  receives an annual  retainer of $15,000  plus a fee for each meeting  attended.  As of
     September  30, 2010,  one Manager is an  "interested  person" of the Company.  All  Independent
     Managers are reimbursed by the Company for all reasonable  out-of-pocket  expenses  incurred by them in performing their duties.

     At September 30, 2010, related parties of the Investment Adviser and/or the Special Member held contributing  member interests of $28,063,081  which is equal to approximately  25.04% of total members' capital.

     PFPC Trust  Company,  which  will be renamed  BNY Mellon  Investment  Servicing  Trust  Company effective  July 1, 2011,  serves as custodian of the  Company's  assets and provides  custodial services for the Company.  On July 1 2010,  The PNC  Financial  Services  Group,  Inc. sold the outstanding  stock of PNC  Global  Investment  Servicing  Inc.  to The Bank of New York  Mellon
     Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc changed its name to BNY Mellon  Investment  Servicing (US) Inc. BNY Mellon  Investment  Servicing (US) Inc.
     serves as  administrator  and  accounting  agent to the Company and in that  capacity  provides certain accounting,  record keeping, and investor related services.  The Company pays a monthly fee to the administrator  based upon average net assets,  subject to a minimum monthly fee, and reimburses certain of the administrator's expenses.

4.   SECURITIES TRANSACTIONS

     Aggregate  purchases and proceeds from  redemption of Portfolio  Funds for the six months ended
     September  30,  2010  amounted  to  $20,400,007  and  $22,038,396,  respectively.  The  cost of investments  for federal income tax purposes is adjusted for items of taxable income  allocated to the Company  from the  Portfolio  Funds.  The  allocated  taxable  income is reported to the
     Company by the Portfolio  Funds.  The Company has not received  information  from the Portfolio
     Funds as to the amounts of taxable income allocated to the Company as of September 30, 2010.

     Certain  Portfolio  Funds may suspend  redemptions or invoke a gate limiting the ability of the
     Company to redeem from such Portfolio Funds. As of September 30, 2010,  certain Portfolio Funds with a fair value of $13,293,994  (13.01% of total  investments  in Portfolio  Funds) had gated redemptions,  and  certain  Portfolio  Funds  with a fair  value of  $353,886  (0.32%  of total investments in Portfolio Funds) had suspended  redemptions.  As of September 30, 2010,  certain
     Portfolio Funds with a fair value of $2,328,899 (2.28% of total investments in Portfolio Funds)
     were invested in side pockets and are not currently redeemable.


                                                 17

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010  (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------

5.   RISK FACTORS

     An investment in the Company involves a high degree of risk, including the risk that the entire amount invested may be lost. The Company allocates assets to Portfolio  Managers and invests in
     Portfolio Funds that invest in and actively trade  securities and other  financial  instruments using a variety of strategies and investment  techniques with significant risk characteristics, including the risks  arising from the  volatility  of the equity,  fixed income,  commodity and currency  markets,  the risks of  borrowings  and short sales,  the risks arising from leverage associated with trading in the equities,  currencies and over-the-counter  derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party  defaults. No guarantee or representation is made that the investment program will be successful.

     The Company  maintains cash in bank deposit  accounts,  which, at times,  may exceed  federally insured  limits.  The  Company has not  experienced  any losses in such  accounts  and does not believe it is exposed to any significant credit risk on such bank deposits.

     So as to satisfy certain  prohibitions on affiliated  transactions imposed by the 1940 Act, the
     Company  may limit its  investment  position in any one  Portfolio  Fund to less than 5% of the
     Portfolio Fund's  outstanding voting securities.  Alternatively,  to facilitate  investments in
     Portfolio  Funds  deemed  attractive  by the  Investment  Adviser,  the  Company  may  purchase non-voting securities of, or waive its right to vote securities in, certain Portfolio Funds. In cases  where the  Company  purchases  non-voting  securities  of,  or waives  its right to vote securities  in, a Portfolio  Fund, the Company will not be able to vote on matters that require the approval of security holders of the Portfolio Fund,  including  matters that may be adverse to the Company's and its members' interests.

     Some of the Portfolio  Funds may invest all or a portion of their assets in private  placements which  may be  illiquid.  Some of these  investments  are  held in  so-called  "side  pockets", sub-funds within the Portfolio Funds, which provide for their separate liquidation  potentially over a much longer  period than the liquidity  that an  investment  in the Portfolio  Funds may provide.  Were the  Company to seek to  liquidate  its  investment  in a  Portfolio  Fund which maintains these  investments in a side pocket  arrangement or which holds  substantially all of its  assets in  illiquid  securities,  the  Company  might not be able to fully  liquidate  its investment without delay, which could be considerable.  In such cases,  during the period until the Company fully  liquidated  its interest in the Portfolio  Fund,  the value of its remaining investment in the Portfolio Fund would fluctuate. As of September 30, 2010, approximately 2.28%
     of the investments in Portfolio Funds by the Company were invested in side pockets.

6.   PORTFOLIO FUNDS

     The  following  is a summary  of the  investment  objective  and  liquidity  provisions  of the
     Portfolio Fund that exceeds 5% of the Company's members' capital at September 30, 2010.


                                                 18
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

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010  (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------

6.   PORTFOLIO FUNDS (CONTINUED)

     CRC Credit Fund, Ltd. seeks to generate superior returns by investing primarily in asset-backed securities and other  collaterized  debt obligations and structured  credits.  CRC Credit Fund,
     Ltd.  allows for  redemptions  as of the last  business day of any calendar  quarter,  although redemptions are subject to gate provisions.

     QFR Victoria Fund, Ltd. seeks to achieve long term capital  appreciation by taking advantage of investment  opportunities in non-G7 (emerging market) countries. QFR Victoria Fund, Ltd. allows redemptions as of the close of business on the last business day of any fiscal quarter.

7.   REPURCHASE OF COMPANY INTERESTS

     The Board may, from time to time and in its sole discretion,  determine to cause the Company to repurchase  interests or portions of interests in the Company from members  pursuant to written tenders by members. The Investment Adviser expects that it will recommend to the Board that the
     Company  offer  to  repurchase  interests  from  members  four times each year, effective as of
     March 31st, June 30th, September 30th, and December 31st  of each year.

8.   GUARANTEES

     In the normal  course of business,  the Company  enters into  contracts  that  provide  general indemnifications.  The Company's maximum exposure under these agreements is dependent on future claims that may be made against the Company,  and  therefore  cannot be  established;  however, based on the Company's experience, the risk of loss from such claims is considered remote.


                                                 19
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
LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------

9.   FINANCIAL HIGHLIGHTS INFORMATION

                                     SIX MONTHS ENDED
                                       SEPTEMBER 30,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     2010 (UNAUDITED) MARCH 31, 2010 MARCH 31, 2009 MARCH 31, 2008 MARCH 31, 2007 MARCH 31, 2006


Total return before Incentive
  Allocation*                              1.35%           10.83%         (7.82%)         4.02%         9.28%          10.73%

Incentive Allocation                      (0.10%)          (0.11%)         0.00%         (0.64%)       (0.92%)         (1.09%)
                                       --------         --------       --------       --------      --------        --------

Total net return after Incentive
    Allocation*                            1.25%           10.72%         (7.82%)         3.38%         8.36%           9.64%
                                       ========         ========       ========       ========      ========        ========
Members' capital, end of period (000)  $112,081         $115,548       $107,035       $126,888      $112,104        $111,247

Portfolio Turnover                           19%              25%            21%            28%           45%             28%

Ratios to average members' capital:

Net investment loss                       (1.54%)**        (1.52%)        (1.41%)        (1.27%)       (1.32%)         (1.04%)

Operating expenses, before Incentive
  Allocation                               1.54%**          1.52%          1.44%          1.44%         1.55%           1.33%

Incentive Allocation                       0.10%            0.11%          0.00%          0.63%         0.84%           0.89%
                                       --------         --------       --------       --------      --------        --------

Operating expenses and Incentive
    Allocation                             1.64%**          1.63%          1.44%          2.07%         2.39%           2.22%
                                       ========         ========       ========       ========      ========        ========

*    Total return is calculated  for the  contributing  members as a whole.  An individual  member's return may vary from these returns based on the timing of capital  contributions.  Total return is not annualized for periods less than one year.

**   Annualized.

10.  RECENTLY ISSUED ACCOUNTING STANDARDS

     In January 2010, the Financial  Accounting  Standards  Board ("FASB")  issued ASU 2010-06 which requires new disclosures and provides  amendments to ASC Subtopic  820-10  clarifying  existing disclosures. The disclosure regarding the Level 3 investment rollforward of purchases and sales activity on a gross basis is effective for fiscal years  beginning after December 15, 2010. The
     Company is currently evaluating the impact of this disclosure on its financial statements.

11.  SUBSEQUENT EVENTS

     The Investment Adviser has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued, and has determined that there were no additional events that require  disclosure  other than additional  capital  contributions of $275,000 that were recorded on October 1, 2010.


                                                 20
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
ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)  Schedule of Investments in securities of unaffiliated  issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING  POLICIES AND PROCEDURES FOR  CLOSED-END  MANAGEMENT  INVESTMENT
         COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
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
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the  registrant's  most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END  MANAGEMENT  INVESTMENT  COMPANY AND AFFILIATED
        PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material  changes to the procedures by which the managers may recommend  nominees to the registrant's board of managers.

ITEM 11. CONTROLS AND PROCEDURES.

     (a)  The  registrant's  principal  executive  and  principal  financial  officers,  or  persons performing similar functions, have concluded that the registrant's disclosure controls and procedures  (as defined in Rule  30a-3(c)  under the  Investment  Company Act of 1940,  as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure  required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR  270.30a-3(b))  and Rules 13a-15(b) or 15d-15(b) under the Securities
          Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b)  There were no changes in the registrant's  internal  control over financial  reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's  second  fiscal  quarter  of the  period  covered  by this  report  that have materially  affected,  or are reasonably  likely to materially  affect,  the  registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and  Section 302 of the
            Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.
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
                                             SIGNATURES

Pursuant to the requirements of the Securities  Exchange Act of 1934 and the Investment  Company Act
of 1940, the  registrant has duly caused this report to be signed on its behalf by the  undersigned, thereunto duly authorized.

(registrant) Lazard Alternative Strategies Fund, L.L.C.


By (Signature and Title)* /s/ John Reinsberg
                          ------------------------------------------------------
                          John Reinsberg, Chief Executive Officer
                          (principal executive officer)

Date November 24, 2010

Pursuant to the requirements of the Securities  Exchange Act of 1934 and the Investment  Company Act
of 1940, this report has been signed below by the following  persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John Reinsberg
                          ------------------------------------------------------
                          John Reinsberg, Chief Executive Officer
                          (principal executive officer)

Date November 24, 2010


By (Signature and Title)* /s/ Jagatnarine Churaman
                          ------------------------------------------------------
                          Jagatnarine Churaman, Chief Financial Officer
                          (principal financial officer)

Date November 23, 2010

* Print the name and title of each signing officer under his or her signature.
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